BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
BASIS OF PREPARATION	BASIS OF PREPARATION
The Consolidated Financial Statements are presented in Canadian dollars, Pembina's functional currency, with all values presented in millions, unless otherwise indicated.
The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). The material accounting policies applied in preparation of the Consolidated Financial Statements are set out below in Note 3 and have been applied consistently to all periods presented.
The Consolidated Financial Statements were authorized for issue by Pembina's Board of Directors on February 26, 2026.
a. Basis of Measurement
The Consolidated Financial Statements have been prepared on a historical cost basis with some exceptions, as detailed in the accounting policies set out below.
b. Basis of Consolidation
These Consolidated Financial Statements include the results of the Company and its subsidiaries together with its interests in joint arrangements.
i) Subsidiaries
Subsidiaries are entities, including unincorporated entities such as partnerships, controlled by Pembina. The financial results of subsidiaries are included in the Consolidated Financial Statements from the date that control commences until the date when control ceases. Balances and transactions, including any revenue and expenses, with or between subsidiaries have been eliminated in preparing the Consolidated Financial Statements.
For the acquisition of a controlling ownership interest in Alliance and Aux Sable on April 1, 2024, Pembina elected to measure its initial carrying value of the non-controlling interests equal to the proportionate value of the net assets that the non-controlling interests relate to. Non-controlling interests are recognized as a component of equity and are subsequently increased by the proportionate amount of net income or contributions attributable to the non-controlling interest, and decreased by any distributions paid. After initial recognition, if a non-controlling interest is acquired, the non-controlling interest is derecognized. Differences between the carrying amount of the non-controlling interest and the consideration paid are recognized directly in retained earnings, and are not recognized in earnings.
ii) Joint Arrangements
Joint arrangements represent arrangements where Pembina has joint control established by a contractual agreement. Joint arrangements give rise to either joint operations or joint ventures. The determination of joint control requires significant judgment about each party's substantive rights, exposure to variability of returns, and the power necessary for the party to affect its respective returns. Joint control exists when decisions about the relevant activities require the unanimous consent of the parties that control the arrangement collectively. Ownership percentage alone may not be a determinant of joint control.
Joint Operations
Pembina recognizes its direct right to the assets, liabilities, revenues and expenses of joint operations and its share of any jointly held or incurred assets, liabilities, revenues and expenses from the date that joint control commences until the date that joint control ceases.
Joint Ventures and the Equity Method
Joint ventures are accounted for using the equity method of accounting. The acquisition of interests in a joint venture that is a business are measured and recorded using the acquisition method. Other acquisitions of interests in a joint venture are measured and recorded at cost. Joint ventures are adjusted thereafter for any change in the Company's share of the investees' net assets.
Pembina's Consolidated Financial Statements include its share of the equity accounted investees' profit or loss and comprehensive income until the date that joint control ceases. When Pembina's share of losses exceeds its interest in an equity accounted investee, the carrying amount of that interest, including any long-term investments, is reduced to nil, and the recognition of further losses is discontinued except to the extent that Pembina has an obligation or has made payments on behalf of the investee. Distributions from and contributions to investments in equity accounted investees are recognized when received or paid.
Unrealized gains arising from transactions with joint ventures are eliminated against the investment to the extent of Pembina's interest in the investee. However, unrealized gains that arise in a circumstance where the Company has contributed a business to a joint venture are fully recognized. Losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.
Business Combinations Achieved in Stages
When Pembina acquires control of investees that it previously had joint control or significant influence of, the previously recognized equity investment is remeasured to fair value and recorded as an in-substance disposition, with a corresponding gain or loss recognized for the difference between the fair value and the carrying value on the acquisition date. An allocation of goodwill is included in the carrying value of the net assets disposed, however, the derecognition of deferred tax liabilities previously recognized by Pembina on its investment in the investees is excluded from the measurement of the gain or loss and presented separately.
When measuring the acquired assets, assumed liabilities, non-controlling interests, and goodwill acquired in a business combination achieved in stages, the fair value of Pembina's ownership in the investees as well as the fair value of the other previous relationships with the investees are included as part of the consideration paid in exchange for the business.
iii) Foreign Currency
For each subsidiary and joint venture, Pembina determines the entity's respective functional currency. The assets and liabilities of these entities, whose functional currencies are other than Canadian dollars, are translated into Canadian dollars at the foreign exchange rate as at the reporting date, while revenues and expenses are translated using average monthly foreign exchange rates. Foreign exchange differences arising on translation of these entities are included in exchange gain (loss) on translation of foreign operations in other comprehensive income. Judgments are required concerning the entity's economic environment in which it operates and the nature of the cash flows that materialize, with consideration given to the currency that influences sales prices, financing activities, the country whose competitive forces and regulatory environment has the most influence, and the currency that most significantly impacts operating costs and economics.
c. Use of Estimates and Judgments
The preparation of the Consolidated Financial Statements in conformity with IFRS requires management to make judgments, estimates, and assumptions that are based on facts and circumstances as at the date of the Consolidated Financial Statements, which could affect the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Judgments, estimates, and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Information about estimates and judgments made in applying accounting policies that have the most significant effects on the amounts recognized in the financial statements is included in the following notes:
Judgments
•Note 2(b)(ii): Assessment of joint control for joint arrangements;
•Note 3(f)(ii): The determination of cash generating units ("CGUs") in the assessment of non-financial asset impairments;
•Note 3(i): Identification of performance obligations in revenue arrangements; and
•Note 3(b)(v): Assessment of whether recontracting services constitutes net settlement of the original supplier agreement.
Estimates
•Note 3(f)(ii): Recoverability of non-financial assets; and
•Note 23: Fair value of Level 3 derivative instruments.